PROVISIONS FOR ONEROUS CONTRACTS	12 Months Ended
Dec. 31, 2017
PROVISIONS FOR ONEROUS CONTRACTS
PROVISIONS FOR ONEROUS CONTRACTS

NOTE 33 — PROVISIONS FOR ONEROUS CONTRACTS

	BALANCE ON 12/31/2016	CONSTITUTIONS	REVERSALS / COMPENSATION	CLASSIFICATION - HELD FOR SALE	BALANCE ON 12/31/2017

Transmission
LT Recife II - Suape II	41,463	8,734	—	—	50,197
LT Camaçari IV - Sapeaçu	114,501	9,603	—	—	124,104
Other	10,521	—	(235)	—	10,286

	166,485	18,337	(235)	—	184,587
Generation
Brasil Ventos S.A.	161,473	—	(161,473)	—	—
Funil	63,424	74,969	(11,532)	—	126,861
Coaracy Nunes	370,581	—	(138,529)	—	232,052
Marimbondo	235,806	—	(235,806)	—	—
Angra 3	1,350,241	562,862	(524,260)	—	1,388,843
Estreito	164,755	—	(164,755)	—	—
Other	160,785	147,552	(161,453)	—	146,884

	2,507,065	785,383	(1,397,808)	—	1,894,640
Distribution
Ceal	7,809	—	(7,809)	—	—
Cepisa	65,382	—	(65,382)	—	—
Ceron	191,325	167,257	(191,325)	(167,257)	—
Boa Vista	2,223	2,876	(2,223)	(2,876)	—
Amazonas D	812,694	—	(812,694)	—	—

	1,079,433	170,133	(1,079,433)	(170,133)	—

Total Current Liabilities	3,752,983	973,853	(2,477,476)	(170,133)	2,079,227

Total Non-Current Liabilities	1,093,678	170,133	(1,081,630)	(170,133)	12,048
TOTAL	2,659,305	803,720	(1,395,846)	—	2,067,179

	3,752,983	973,853	(2,477,476)	(170,133)	2,079,227

	BALANCE ON 12/31/2015	PROVISIONS	REVERSALS	BALANCE ON 12/31/2016

Transmission
Contract 062/2001	729,478	—	(729,478)	—
LT Recife II - Suape II	51,024	—	(9,561)	41,463
LT Camaçari IV - Sapeaçu	99,080	15,421	—	114,501
Other	16,467	—	(5,946)	10,521

	896,049	15,421	(744,985)	166,485

Generation
Camaçari	80,441	—	(80,441)	—
Funil	83,788	—	(20,364)	63,424
Coaracy Nunes	228,091	142,490	—	370,581
Marimbondo	79,924	155,882	—	235,806
Angra 3	—	1,677,269	(327,028)	1,350,241
Other	130,072	414,241	(57,300)	487,013

	602,316	2,389,882	(485,133)	2,507,065

Distribution
Ceal	—	7,809	—	7,809
Cepisa	—	65,382	—	65,382
Ceron	—	191,325	—	191,325
Boa Vista	60,120	—	(57,897)	2,223
Amazonas D	—	812,694	—	812,694

	60,120	1,077,210	(57,897)	1,079,433

	1,558,485	3,482,513	(1,288,015)	3,752,983

Total Current Liabilities	9,073	1,142,502	(57,897)	1,093,678

Total Noncurrent Liabilities	1,549,412	2,340,011	(1,230,118)	2,659,305

TOTAL	1,558,485	3,482,513	(1,288,015)	3,752,983

	Balance on 12/31/2014	PROVISIONS	REVERSALS	Balance on 12/31/2015

Transmission
Contract 062/2001	608,488	120,990	—	729,478
LT Recife II - Suape II	7,657	43,367	—	51,024
LT Camaçari IV - Sapeaçu	2,917	96,163	—	99,080
Others	13,028	6,108	(2,669)	16,467

	632,090	266,628	(2,669)	896,049

Generation
Camaçari	91,122	—	(10,681)	80,441
Funil	132,219	—	(48,431)	83,788
Coaracy Nunes	30,361	197,730	—	228,091
Furnas	168,701	—	(168,701)	—
Marimbondo	25,989	53,935	—	79,924
Others	51,406	78,666	—	130,072

	499,798	330,331	(227,813)	602,316

Distribution
Ceal	—	60,120	—	60,120

	—	60,120	—	60,120

	1,131,888	657,079	(230,482)	1,558,485

Total Current Liabilities	1,687	7,386	—	9,073

Total Non-Current Liabilities	1,130,201	649,693	(230,482)	1,549,412

TOTAL	1,131,888	657,079	(230,482)	1,558,485

From the amount of the provision for onerous contracts maintained as of December 31, 2017, R$ 458,332 (R$ 952,728 as of December 31, 2016) arises from concession contracts extended under Law No. 12,783/13, due to the tariff determined presenting an imbalance in regards to current operating and maintenance costs. Given this, the present obligation according to each contract was recognized and measured as a provision and may be reversed due to adjustments in the cost reduction and/or tariff revision program.